RISK MANAGEMENT (Details 12) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Differential of swaps payable	R$ 15,970,069	R$ 15,833,154
Non-deliverable forwards	7,318,796	3,015,522
Purchased	4,507,343	255,209
Sold	2,811,453	2,760,313
Premiums of options	2,633,477	1,656,654
Other	3,330,429	2,504,000
Total of derivative liabilities	29,252,771	23,009,330
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Differential of swaps payable	1,278,422
Non-deliverable forwards	5,488,324
Purchased	2,821,652
Sold	2,666,672
Premiums of options	896,675
Other	1,408,550
Total of derivative liabilities	9,071,971	3,251,465
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Differential of swaps payable	6,950
Non-deliverable forwards	460,875
Purchased	401,040
Sold	59,835
Premiums of options	73,265
Other	451,799
Total of derivative liabilities	992,889	986,235
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Differential of swaps payable	1,114,530
Non-deliverable forwards	1,207,137
Purchased	1,128,318
Sold	78,819
Premiums of options	374,303
Other	1,137,646
Total of derivative liabilities	3,833,616	2,573,578
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Differential of swaps payable	126,479
Non-deliverable forwards	162,460
Purchased	156,333
Sold	6,127
Premiums of options	1,249,227
Other	332,434
Total of derivative liabilities	1,870,600	4,008,358
Later than five years [member]
IfrsStatementLineItems [Line Items]
Differential of swaps payable	13,443,688
Premiums of options	40,007
Total of derivative liabilities	R$ 13,483,695	R$ 12,189,694